UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO

RULE 23c-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-22554

CARLYLE CREDIT INCOME FUND

(Name of Registrant)

One Vanderbilt Avenue, Suite 3400

New York, New York 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 813-4900

The undersigned hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of the class of securities of Carlyle Credit Income Fund (the “Fund”) to be redeemed:

7.50% Series C Convertible Preferred Shares Due 2030 (the “Series C Convertible Preferred Shares”).

(2)	The date on which the securities are to be called or redeemed:

The Series C Convertible Preferred Shares will be redeemed on March 30, 2026 (the “Redemption Date”). The Fund reserves the right to postpone or cancel the redemption in its sole discretion.

(3)	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Series C Convertible Preferred Shares are to be redeemed pursuant to Sections 5.6 and 5.7 of the Fund’s Third Supplement to the Amended and Restated Declaration of Trust creating and fixing the rights of the Series C Convertible Preferred Shares, which was filed with the Securities and Exchange Commission on February 3, 2025 as Exhibit 3.1 to the Fund’s Current Report filed on Form 8-K/A.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund intends to redeem all of its outstanding Series C Convertible Preferred Shares (20,000 shares or $20,000,000 aggregate principal amount) pursuant to the terms of the Third Supplement to the Amended and Restated Declaration of Trust. The redemption price will be $1,000 per share plus $12.0084 per share (which is the amount equal to all unpaid dividends and distributions on such shares accumulated to, but excluding, the Redemption Date). All dividends on the Series C Convertible Preferred Shares to be redeemed will cease to accumulate from and after such Redemption Date.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, thereunto duly authorized on this 26th day of February, 2026.

Carlyle Credit Income Fund

By:	/s/ Nelson Joseph
Name:	Nelson Joseph
Title:	Principal Financial Officer